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                           JPMORGAN U.S. EQUITY FUNDS
                            JPMORGAN TAX AWARE FUNDS
                       JPMORGAN INTERNATIONAL EQUITY FUNDS
                          JPMORGAN INTERNATIONAL FUNDS
                       MUTUAL FUND VARIABLE ANNUITY TRUST
                            JPMORGAN SERIES TRUST II

                         SUPPLEMENT DATED JULY 21, 2003
                               TO THE PROSPECTUSES
                        (ALL SHARE CLASSES OF ALL FUNDS)


         In the section "How Your Account Works," under the subheading "Buying Fund Shares," the following sentence is added to the paragraph relating to fair value:

         "In addition, the Fund has established a specified percentage rise or fall in the value of a designated benchmark index (the "Market Trigger") to indicate that a material event or condition has arisen affecting the value of its non-U.S. and non-Canadian equity securities since the close of the foreign exchange or market on which the portfolio security is traded. When such Market Trigger occurs fair value pricing will be supplied by an independent pricing service for all non-U.S. and non-Canadian equity securities held by the Fund unless the Adviser determines that use of the Fund's fair valuation methodology is appropriate."

                                                               SUP-ALLPROS-703


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
JPMORGAN INSTITUTIONAL FUNDS                                              JPMORGAN MUTUAL FUND GROUP
----------------------------                                              --------------------------
-        JPMorgan U.S. Equity Fund                                        -        JPMorgan Capital Growth Fund
-        JPMorgan U.S. Small Company Fund                                 -        JPMorgan Fleming European Fund
-        JPMorgan Fleming International Value Fund                        -        JPMorgan Fleming International Growth Fund
-        JPMorgan Fleming Emerging Markets Equity Fund                    -        JPMorgan Fleming Japan Fund
-        JPMorgan Diversified Fund                                        -        JPMorgan Dynamic Small Cap Fund
-        JPMorgan Disciplined Equity Fund                                 -        JPMorgan Growth & Income Fund
-        JPMorgan Fleming International Opportunities Fund                -        JPMorgan Small Cap Equity Fund
-        JPMorgan Tax Aware Short-Intermediate Income Fund                -        JPMorgan Fleming Tax Aware International
                                                                                   Opportunities Fund
JPMORGAN SERIES TRUST                                                     -        JPMorgan Fleming Asia Equity Fund
---------------------                                                     -        JPMorgan International Small Cap Equity Fund
-        JPMorgan Global 50 Fund                                          -        JPMorgan Select Growth & Income Fund
-        JPMorgan Global Healthcare Fund
-        JPMorgan Tax Aware U.S. Equity Fund                              JPMORGAN MUTUAL FUND SELECT GROUP
-        JPMorgan Tax Aware Disciplined Equity Fund                       ---------------------------------
-        JPMorgan Market Neutral Fund                                     -        JPMorgan Tax Aware Large Cap Value Fund
-        JPMorgan Tax Aware Small Company Opportunities Fund              -        JPMorgan Tax Aware Large Cap Growth Fund
-        JPMorgan Disciplined Equity Value Fund                           -        JPMorgan Mid Cap Equity Fund
-        JPMorgan Tax Aware Enhanced Income Fund                          -        JPMorgan Trust Small Cap Equity Fund
                                                                          -        JPMorgan Fleming International Equity Fund
JPMORGAN MUTUAL FUND INVESTMENT TRUST
-        JPMorgan Equity Growth Fund                                      J.P. MORGAN FLEMING SERIES TRUST
-        JPMorgan Equity Income Fund                                      --------------------------------
-        JPMorgan Mid Cap Growth Fund                                     -        Multi-Manager Small Cap Growth Fund
                                                                          -        Multi-Manager Small Cap Value Fund
MUTUAL FUND VARIABLE ANNUITY TRUST
----------------------------------                                        JPMORGAN MUTUAL FUND SERIES
-        Asset Allocation Variable Annuity Portfolio                      ---------------------------
-        Capital Growth Variable Annuity Portfolio                        -        JPMorgan Intrepid Growth Fund
-        Growth & Income Variable Annuity Portfolio                       -        JPMorgan Intrepid Value Fund
-        International Equity Variable Annuity Portfolio                  -        JPMorgan Intrepid All Cap Fund
                                                                          -        JPMorgan Intrepid Investor Fund

JPMORGAN FLEMING MUTUAL FUND GROUP, INC.                                  J.P. MORGAN SERIES TRUST II
----------------------------------------                                  ---------------------------
-        JPMorgan Mid Cap Value Fund                                      -        J.P. Morgan U.S. Large Cap Core Equity Portfolio
-        JPMorgan Small Cap Growth Fund                                   -        J.P. Morgan Small Company Portfolio
                                                                          -        J.P. Morgan International Opportunities Portfolio
JPMORGAN VALUE OPPORTUNITIES FUND INC.                                    -        J.P. Morgan Mid Cap Value Portfolio
--------------------------------------
-        JPMorgan Value Opportunities Fund                                JPMORGAN FUNDS
                                                                          --------------
                                                                          -        JPMorgan U.S. Small Company Opportunities Fund


                         SUPPLEMENT DATED JULY 21, 2003
                   TO THE STATEMENTS OF ADDITIONAL INFORMATION

         In the "Net Asset Value" section of the Statements of Additional Information of all the above-listed Trusts and Corporations, the third paragraph is (and with respect to the JPMorgan Fleming International Growth Fund, JPMorgan Fleming Japan Fund, JPMorgan Fleming Asia Equity Fund, JPMorgan Fleming European Fund and JPMorgan Value Opportunities Fund, the third and fourth paragraphs are) hereby deleted in their entirety and replaced with the following:

     "The value of investments listed on a domestic or foreign securities exchange is based on the last sale price on the exchange on which the security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less

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     than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange. For foreign listed shares, if there has been no sale on the primary exchange on the valuation date, and the average of the bid and asked quotations on the exchange is less than or equal to the last sale price of the local shares, on the valuation date the security shall be valued at the last sales price of the local shares. Under all other circumstances (e.g., there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price, or the last quoted sale for local shares is less than or equal to the mean of bid and asked quotations for the foreign listed shares), in the case of domestic equity securities and foreign listed equity securities with no local shares, the value of the security shall be the last sale price on the primary exchange up to five days prior to the valuation date unless, in the judgment of the portfolio manager or the investment adviser, (i) the market quotation is determined to be not readily available or (ii) the occurrence of material events or conditions affecting the value of a portfolio security since such last sale necessitate fair valuation of the security; in the case of other non-U.S. and non-Canadian equity securities, the value of the security shall be the last sale price on the primary exchange up to five days prior to the valuation date, unless, in the judgement of the portfolio manager or the investment adviser, (i) activity in the local shares indicates that a current local price (either last sale or the mean between bid and asked quotations) should be used, or (ii) the market quotation is determined to be not readily available or unreliable or the occurrence of material events or conditions affecting the value of a portfolio security since such last sale necessitate fair valuation of the security. In addition, the Fund has established a market trigger, such as a specified percentage rise or fall in the value of a designated benchmark index which may indicate that a material event or condition has arisen since the close of the foreign exchange or market on which the portfolio security is traded. When the market trigger is reached, the quotations of an independent pricing service will be applied for non-U.S. and non-Canadian equity securities held by the Fund unless the Adviser determines that use of the Fund's fair valuation methodology is appropriate. The value of National Market System equity securities quoted by The Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. With respect to securities otherwise traded in the over-the-counter market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date."

                                                               SUP-ALLSAI-703

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